Earnings per share (Tables)	12 Months Ended
Jun. 30, 2023
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Schedule of reconciliation between the weighted-average number of common shares outstanding
	June 30, 2023	June 30, 2022	June 30, 2021
Weighted - average outstanding shares	748	756	550
Adjustments for calculation of diluted earnings per share
Treasury shares	(11)	(23)	-
Warrants	8	8	-
Weighted - average diluted common shares	745	741	550

Schedule of basic earnings per share
	June 30, 2023	June 30, 2022	June 30, 2021
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	60,243	74,487	(80,877)
Loss for the year of discontinued operations attributable to equity holders of the parent	-	-	(24,923)
Profit / (loss) for the year attributable to equity holders of the parent	60,243	74,487	(105,800)
Weighted average number of common shares outstanding	748	756	550
Basic earnings per share (i)	80.54	98.53	(192.36)

Schedule of diluted earnings per share
	June 30, 2023	June 30, 2022	June 30, 2021
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	60,243	74,487	(80,877)
Loss for the year of discontinued operations attributable to equity holders of the parent	-	-	(24,923)
Profit / (loss) for the year per share attributable to equity holders of the parent	60,243	74,487	(105,800)
Weighted average number of common shares outstanding	745	741	550
Diluted earnings per share	80.86	100.52	(192.36)

(i) EPSs for 2022 and 2021 show the comparative impact in the capital increases, where there was no corresponding change in the entity’s resources.